Investment Objectives and Goals	Jul. 30, 2026
STF Tactical Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	STF Tactical Growth & Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STF Tactical Growth & Income ETF (the “Fund” or “Growth & Income ETF”) seeks long-term growth of capital and current income.
STF Tactical Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	STF Tactical Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STF Tactical Growth ETF (the “Fund” or “Growth ETF”) seeks long-term growth of capital.